GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 10.48%
483,875	Interpublic Group of Cos Inc	$ 7,833,936
340,400	MSG Networks Inc Class A(a)(b)	3,472,080
68,000	Omnicom Group Inc	3,733,200
264,733	ViacomCBS Inc Class B	3,708,910
		18,748,126
Consumer, Cyclical — 11.99%
225,400	BorgWarner Inc	5,492,998
64,100	CarMax Inc(a)	3,450,503
122,300	Carnival Corp(b)	1,610,691
6,400	Madison Square Garden Co Class A(a)	1,353,024
771,085	Mattel Inc(a)(b)	6,793,259
63,200	Nordstrom Inc(b)	969,488
12,100	Vail Resorts Inc	1,787,291
		21,457,254
Consumer, Non-Cyclical — 18.57%
82,600	Cardinal Health Inc	3,959,844
19,977	Charles River Laboratories International Inc(a)	2,521,297
77,700	Envista Holdings Corp(a)	1,160,838
71,100	JM Smucker Co	7,892,100
50,600	Laboratory Corp of America Holdings(a)	6,395,334
82,300	Molson Coors Beverage Co Class B	3,210,523
245,600	Nielsen Holdings PLC	3,079,824
49,600	Zimmer Biomet Holdings Inc	5,013,568
		33,233,328
Energy — 1.25%
197,700	National Oilwell Varco Inc	1,943,391
161,800	US Silica Holdings Inc	291,240
		2,234,631
Financial — 32.64%
189,400	Aflac Inc	6,485,056
29,300	Blackstone Group Inc Class A	1,335,201
114,770	BOK Financial Corp	4,884,611
37,350	CBRE Group Inc Class A(a)	1,408,468
89,500	Charles Schwab Corp	3,008,990
118,400	First American Financial Corp	5,021,344
11,000	Goldman Sachs Group Inc	1,700,490
94,731	Houlihan Lokey Inc	4,937,380
5,713	Jones Lang LaSalle Inc	576,899
145,300	KKR & Co Inc Class A	3,410,191
197,400	Lazard Ltd Class A	4,650,744
115,025	Northern Trust Corp	8,679,786
109,500	Progressive Corp	8,085,480
24,794	Willis Towers Watson PLC	4,211,261
		58,395,901
Shares		Fair Value
Industrial — 19.31%
10,600	Illinois Tool Works Inc	$ 1,506,472
285,700	Kennametal Inc	5,319,734
72,300	Keysight Technologies Inc(a)	6,050,064
235,570	Knowles Corp(a)	3,151,927
22,900	Littelfuse Inc	3,055,318
35,900	Snap-on Inc	3,906,638
62,002	Stanley Black & Decker Inc	6,200,200
110,500	Stericycle Inc(a)	5,368,090
		34,558,443
Technology — 1.06%
10,300	Zebra Technologies Corp Class A(a)	1,891,080
TOTAL COMMON STOCK — 95.30% (Cost $229,371,947)		$170,518,763
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.17%
$922,882	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $922,882 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(c)	922,882
922,882	Undivided interest of 1.73% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $922,882 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(c)	922,882

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$922,882	Undivided interest of 1.77% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $922,882 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(c)	$ 922,882
194,288	Undivided interest of 4.74% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc, 0.02%, dated 3/31/20 to be repurchased at $194,288 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,180,835.(c)	194,288
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$922,882	Undivided interest of 7.40% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $922,882 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,733,180.(c)	$ 922,882
TOTAL SHORT TERM INVESTMENTS — 2.17% (Cost $3,885,816)		$3,885,816
TOTAL INVESTMENTS — 97.47% (Cost $233,257,763)		$174,404,579
OTHER ASSETS & LIABILITIES, NET — 2.53%		$4,528,029
TOTAL NET ASSETS — 100.00%		$178,932,608

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

March 31, 2020

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020